INCOME TAXES - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income taxes
Current year	$ 397	$ 615	$ 712
Adjustments in respect of previous years	(28)	(3)	38
Total current income taxes	369	612	750
Deferred income taxes
Origination / reversal of temporary differences	(166)	(217)	(782)
Changes in tax rates	10	(7)	24
Current year tax losses unrecognized	153	172	207
Recognition / utilization of previously unrecognized tax losses or tax credits		(15)	(23)
Derecognition of previously recognized tax losses		95	32
Expiration of tax losses		2
Write off deferred tax assets	20		7
Adjustments in respect of previous years	86		6
Other		(7)	(1)
Total deferred tax expense	103	23	(530)
Income tax expense	$ 472	$ 635	$ 220